Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Capitalized leases
2015	¥ 6,479
2016	5,929
2017	5,186
2018	4,547
2019	3,820
2020 and thereafter	2,068
Total minimum lease/rental payments	28,029
Amount representing interest	1,349
Present value of minimum lease payments	26,680
Operating leases
2015	48,233
2016	40,195
2017	35,584
2018	31,556
2019	29,237
2020 and thereafter	74,596
Total minimum lease/rental payments	¥ 259,401